Segment Information - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Segment		Dec. 31, 2011 Segment		Dec. 31, 2010 Segment		Dec. 31, 2009 Segment
Segment Reporting Information [Line Items]
Number of reportable segments	2		2		2		3
Net Sales	$ 1,147,923	[1]	$ 525,077	[1]	$ 448,313	[1]
Inter Segment Sales
Segment Reporting Information [Line Items]
Net Sales	$ 0		$ 0		$ 0

[1]	The net sales have excluded the sales from the discontinued business of $86,108, $77,240 and $24,187 for the years ended December 31, 2010, 2011 and 2012, respectively.